Fair Value Measurements (Details) - Schedule of Financial Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments held in Trust Account:
U.S. Treasury Securities	$ 23,124,223	$ 25,517,987	$ 233,452,747
U.S. Treasury Securities [Member]
Investments held in Trust Account:
U.S. Treasury Securities	23,124,223	25,517,987
Forward Purchase Units [Member]
Liabilities
Forward Purchase Units	7,050,000
Level 1 [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account:
U.S. Treasury Securities	23,124,223	25,517,987
Level 1 [Member] | Forward Purchase Units [Member]
Liabilities
Forward Purchase Units
Level 2 [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account:
U.S. Treasury Securities
Level 2 [Member] | Forward Purchase Units [Member]
Liabilities
Forward Purchase Units
Level 3 [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account:
U.S. Treasury Securities
Level 3 [Member] | Forward Purchase Units [Member]
Liabilities
Forward Purchase Units	$ 7,050,000